UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: JUNE 30, 2011

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.): [   ]  is a restatement.
                                       [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        HANAWALT ASSOCIATES LLC
Address:     645 MADISON AVENUE, 6TH FLOOR
             NEW YORK, NEW YORK 10022


Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        LAWRENCE S. PIDGEON
Title:       MEMBER - HANAWALT ASSOCIATES LLC
Phone:       (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON             NEW YORK, NEW YORK           JULY 26, 2011
     [Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:            $386,375
                                                  (thousands)




List of Other Included Managers:                   NONE

                                                            MARKET
                                           TITLE            VALUE    SHARE/
                                           OF               (USD)    PRN       SHARE/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                             CLASS CUSIP      (X 1000) AMOUNT    PRN    CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC A CMN                     COM    002535300   47,497   1,680,721  SH         Sole                1,680,721
AMERICAN EXPRESS CO. CMN                  COM    025816109    1,181      22,840  SH         Sole                   22,840
ANIXTER INTERNATIONAL INC CMN             COM    035290105      572       8,750  SH         Sole                    8,750
BED BATH & BEYOND INC. CMN                COM    075896100  122,042   2,090,838  SH         Sole                2,090,838
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A COM    084670108      232           2  SH         Sole                        2
CARMAX, INC. CMN                          COM    143130102      553      16,711  SH         Sole                   16,711
COMCAST CORPORATION CMN CLASS A VOTING    COM    20030N101    6,778     267,500  SH         Sole                  267,500
CONOCOPHILLIPS CMN                        COM    20825C104    4,519      60,100  SH         Sole                   60,100
COSTCO WHOLESALE CORPORATION CMN          COM    22160K105   64,405     792,772  SH         Sole                  792,772
THE HOME DEPOT, INC. CMN                  COM    437076102   13,293     367,000  SH         Sole                  367,000
LOWES COMPANIES INC CMN                   COM    548661107   69,888   2,998,200  SH         Sole                2,998,200
MICROSOFT CORPORATION CMN                 COM    594918104    2,288      88,000  SH         Sole                   88,000
SEARS HOLDINGS CORPORATION CMN            COM    812350106    2,502      35,019  SH         Sole                   35,019
U.S. BANCORP CMN                          COM    902973304   15,377     602,800  SH         Sole                  602,800
WELLS FARGO & CO (NEW) CMN                COM    949746101   35,248   1,256,183  SH         Sole                1,256,183

                                                            386,375
